Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued Liabilities and Other Payables
Accrued professional fees		¥ 27,788	¥ 780
Accrued office rental expense		2,337	2,483
Accrued employee welfare expense, meal and travel expense		714	899
Guarantee deposits		410	45
Others		2,059	945
Total	$ 4,784	¥ 33,308	¥ 5,152